Acquisitions and Divestitures - Access Line Sale (Details) $ in Millions	1 Months Ended		3 Months Ended								12 Months Ended
	Apr. 30, 2016 USD ($)	Feb. 28, 2015 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) plan	Apr. 01, 2016 USD ($) Customer Connection
Business Acquisition [Line Items]
Proceeds from dispositions of businesses											$ 0	$ 3,614	$ 9,882
Operating Revenues			$ 34,281	$ 32,607	$ 32,203	$ 31,772	$ 33,955	$ 31,717	$ 30,548	$ 29,814	130,863	126,034	125,980
Operating Income			$ 637	$ 7,675	$ 6,617	$ 7,349	$ 5,459	$ 6,990	$ 8,013	$ 6,963	22,278	27,425	29,249
Pre-tax gain (loss) on sale of business and termination of venture											$ 0	$ 1,774	1,007
Access Line Sale with Frontier
Business Acquisition [Line Items]
Proceeds from dispositions of businesses		$ 10,500
Net consideration from disposition of businesses		7,300
Debt assumed by Frontier		$ 600
Number of voice connections divested | Connection														3,300,000
Number of FiOS Internet subscribers divested | Customer														1,600,000
Number of FiOS video subscribers divested | Customer														1,200,000
Operating Revenues													1,300
Operating Income													700
Net cash proceeds received used to reduce consolidated indebtedness	$ 9,900
Derecognition of net assets, plant, property, and equipment														$ 9,000
Derecognition of net assets, goodwill														1,300
Derecognition of net assets, defined benefit pension and other postretirement benefit plan obligations														700
Derecognition of debt assumed by Frontier														$ 600
Access Line Sale with Frontier | Selling, general and administrative expense
Business Acquisition [Line Items]
Pre-tax gain (loss) on sale of business and termination of venture													1,000
Curtailment gain													$ 500
Pension | Access Line Sale with Frontier
Business Acquisition [Line Items]
Number of defined benefit plans from which elimination of accrual of pension benefits for some or all future services of a significant number of employees covered occurred | plan													3
Health Care and Life | Access Line Sale with Frontier
Business Acquisition [Line Items]
Number of defined benefit plans from which elimination of accrual of pension benefits for some or all future services of a significant number of employees covered occurred | plan													1